Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (net) (reflects no deduction for fees, expenses or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Real Estate Index (net) (reflects no deduction for fees, expenses or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.58%	2.76%	3.25%
FTSE NAREIT Equity REIT Index (net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.62%	5.37%	4.41%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.50%	3.86%	4.89%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	8.83%	2.52%	3.29%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	6.20%	2.56%	3.21%

[1]
The FTSE EPRA/NAREIT Developed Real Estate Index provides information about the performance of REITs in global markets. Performance returns for the FTSE EPRA/NAREIT Developed Real Estate Index (net) are calculated applying dividend withholding tax rates applicable to non‑resident persons who do not benefit from double taxation treaties. The FTSE NAREIT Equity REIT Index provides information about the performance of REITs in the U.S.

[2]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	After‑tax returns are based on information available to the Fund as of the date of this Prospectus.